Other gains (losses) net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other gains (losses) net
Net other loss	¥ 24,920	¥ (6,074)	¥ (600)
Loss on disposal of subsidiaries	11,300
Amount of compensation loss to suppliers	¥ 9,800